SEGMENT INFORMATION (Details Narrative) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Canada
Statement [Line Items]
Total non-current assets	$ 272,718,000	$ 251,941,000
USA
Statement [Line Items]
Total non-current assets		$ 132,000